4. LEASEHOLD IMPROVEMENT LOAN (Details) (USD $)	Dec. 31, 2012
Notes to Financial Statements
2013	$ 11,569
2014	12,654
2015	13,841
2016	15,139
2017	16,559
Thereafter	19,697
Total	$ 89,459